Goodwill, net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill, net
Schedule of changes in carrying amount of goodwill, net

	North America
	Gaming and	North America
($ thousands)	Interactive	Lottery	International	Italy	Total
Balance at December 31, 2013	210,700	1,069,863	1,168,191	1,625,132	4,073,886

Acquisitions	—	—	12,028	6,767	18,795
Disposal	—	—	—	(9,412)	(9,412)
Foreign currency translation	—	—	(19,795)	(104,593)	(124,388)

Balance at December 31, 2014	210,700	1,069,863	1,160,424	1,517,894	3,958,881

IGT acquisition	2,415,582	147,292	382,958	—	2,945,832
Other acquisitions	—	—	—	9,798	9,798
Foreign currency translation	—	—	(8,299)	(75,713)	(84,012)

Balance at December 31, 2015	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Balance at December 31, 2014
Cost	210,700	1,073,956	1,292,940	1,519,715	4,097,311
Accumulated impairment loss	—	(4,093)	(132,516)	(1,821)	(138,430)

	210,700	1,069,863	1,160,424	1,517,894	3,958,881

Balance at December 31, 2015
Cost	2,626,282	1,221,248	1,656,888	1,453,612	6,958,030
Accumulated impairment loss	—	(4,093)	(121,805)	(1,633)	(127,531)

	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Schedule of goodwill annual impairment testing by reporting units, including key assumptions

The results of step one of the Company’s impairment testing by reporting unit is as follows ($ thousands):

	Estimated	Carrying
	Fair Value	Amount	Excess	%
North America Gaming and Interactive	5,590,000	5,116,000	474,000	9%
North America Lottery	2,820,000	2,189,400	630,600	29%
International	2,920,000	2,585,600	334,400	13%
Italy	2,695,000	2,109,648	585,352	28%

	Normalized
	Growth	Discount
	Rate	Rate
North America Gaming and Interactive	3.00%	8.25%
North America Lottery	2.25%	6.60%
International	3.00%	9.50%
Italy	0.50%	9.40%